SHARE CAPITAL AND SHARE PREMIUM (Details Narrative) - USD ($)		Apr. 28, 2026	Mar. 31, 2026	Oct. 03, 2025	Sep. 08, 2025	Jul. 22, 2025	Mar. 31, 2025	Jan. 27, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024	Jul. 26, 2024	Jul. 15, 2024	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of outstanding			29,100,941		201,950,104		22,993,763				2,583,820
Par value, per share									$ 0.00005		$ 2.17
Authorized share capital							$ 1,700,000	$ 9,176,277
Number of shares issued			29,100,941	62,074	201,950,104	2,250,000	22,993,763		2,250,000	731,707	2,347,134
Description of shares capital		every eight (8) issued and unissued Existing Ordinary Shares were consolidated into one (1) ordinary share of a par value of US$0.0004 each and every eight (8) issued and unissued Existing Preferred Shares be consolidated into one (1) preferred share of a par value of US$0.0004 each, the shares as consolidated shall rank pari passu in all respect with each other and have the same rights and are subject to the same restrictions (save as to par value) as the Existing Ordinary Shares and the Existing Preferred Shares (as the case may be), any fractional shares that would have resulted from the share consolidation will be rounded up to the next whole number (the “Share Consolidation”, together with the Share Capital Increase, the “Authorized Share Capital Changes”), such that the authorized share capital of the Company shall be US$200,000 divided into 495,000,000 ordinary shares of a par value of US$0.0004 each and 5,000,000 preferred shares of a par value of US$0.0004 each.
Exact pro rata share count			29,100,941
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding											2,583,820
Ordinary shares attributable to fractional share adjustments			29,130,130
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value, per share			$ 0.00005									$ 0.00005
Number of shares issued													6,869,960
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding			0								2,583,820
Par value, per share												0.00005
Number of shares issued													1,291,910	3,000
Bottom of range [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value, per share												0.0001
Bottom of range [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized share capital		$ 50,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of outstanding					176,706,341
Number of shares issued					176,706,341
Top of range [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value, per share												$ 0.00005
Top of range [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value, per share		$ 0.00005
Authorized share capital		$ 200,000
Number of shares issued		3,960,000,000
Number of additional shares issued		3,000,000,000
Top of range [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value, per share		$ 0.00005
Number of shares issued		40,000,000
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of outstanding			410
Par value, per share			$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding													16,756
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	[1]		19,907				19,907

[1]	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.